PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited)
1
Voya Large Cap Value Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.2%
Communication Services : 6.2%
1,284,399
AT&T, Inc.
$ 35,205,377
4.2
127,293
(1)
Pinterest, Inc. - Class A
4,707,295
0.5
1,067,274
(1)
Warner Bros
Discovery, Inc.
12,230,960
1.5
52,143,632
6.2
Consumer Discretionary : 4.4%
1,753
Booking Holdings, Inc.
8,793,065
1.0
213,293  Las Vegas Sands
Corp.
9,536,330
1.1
39,910
Lowe's Cos., Inc.
9,923,222
1.2
56,611
Tapestry, Inc.
4,835,712
0.6
20,712
Williams-Sonoma, Inc.
4,030,141
0.5
37,118,470
4.4
Consumer Staples : 9.7%
672,296  Albertsons Cos., Inc.
- Class A
14,145,108
1.7
1,027,704
Kenvue, Inc.
24,253,814
2.9
252,034
McCormick & Co., Inc.
20,820,529
2.5
137,213  Philip Morris
International, Inc.
21,306,435
2.6
80,525,886
9.7
Energy : 7.1%
165,701  Chesapeake Energy
Corp.
16,384,515
1.9
151,002
Chevron Corp.
23,951,937
2.9
96,265
EOG Resources, Inc.
12,219,879
1.5
196,163
HF Sinclair Corp.
6,918,669
0.8
59,475,000
7.1
Financials : 21.3%
155,364  American International
Group, Inc.
12,885,890
1.6
62,985  Arthur J Gallagher &
Co.
21,272,554
2.6
581,005
Bank of America Corp.
26,784,330
3.2
190,321  Bank of New York
Mellon Corp.
16,929,053
2.0
160,887
Citigroup, Inc.
12,862,915
1.5
24,986  Goldman Sachs
Group, Inc.
15,548,538
1.9
120,842  Intercontinental
Exchange, Inc.
20,933,460
2.5
187,054
(2)
Lazard, Inc.
9,380,758
1.1
81,878  PNC Financial
Services Group, Inc.
15,714,026
1.9
218,546
SLM Corp.
6,597,904
0.8
237,063
Wells Fargo & Co.
18,566,774
2.2
177,476,202
21.3
Health Care : 15.8%
104,267
Abbott Laboratories
14,389,889
1.7
56,628
AbbVie, Inc.
11,836,951
1.4
46,490
Alcon, Inc.
4,300,325
0.5
258,065  Bristol-Myers Squibb
Co.
15,385,835
1.9
31,124
Cigna Group
9,612,647
1.2
18,527
McKesson Corp.
11,862,097
1.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
8,272
(1)
Mettler-Toledo
International, Inc.
$ 10,527,940
1.3
18,163
Stryker Corp.
7,014,369
0.8
28,490  Thermo Fisher
Scientific, Inc.
15,070,071
1.8
36,922  UnitedHealth Group,
Inc.
17,536,473
2.1
22,556  Universal Health
Services, Inc. - Class B
3,952,939
0.5
21,104
(1)
Vertex
Pharmaceuticals, Inc.
10,125,488
1.2
131,615,024
15.8
Industrials : 12.1%
70,943
3M Co.
11,004,678
1.3
108,556
(1)
Boeing Co.
18,957,134
2.3
25,209
Deere & Co.
12,120,235
1.5
109,294
Dover Corp.
21,724,369
2.6
32,534
Parker-Hannifin Corp.
21,749,304
2.6
22,514
(1)
Saia, Inc.
9,218,132
1.1
4,452
TransDigm Group, Inc.
6,086,775
0.7
100,860,627
12.1
Information Technology : 8.3%
13,988
(1)
Adobe, Inc.
6,134,577
0.8
20,826
Broadcom, Inc.
4,153,329
0.5
1,886  Constellation Software,
Inc.
6,501,072
0.8
266,195
(1)
Dropbox, Inc. - Class A
6,915,746
0.8
56,112
(1)
Globant SA
8,446,540
1.0
644,909  Hewlett Packard
Enterprise Co.
12,775,647
1.5
90,113  Micron Technology,
Inc.
8,437,280
1.0
28,908  Taiwan Semiconductor
Manufacturing Co.
Ltd., ADR
5,218,761
0.6
39,082
(1)
Workday, Inc. - Class A
10,291,854
1.3
68,874,806
8.3
Materials : 3.1%
205,938
Alcoa Corp.
6,847,438
0.8
78,981  CF Industries
Holdings, Inc.
6,399,041
0.8
59,166
Crown Holdings, Inc.
5,303,049
0.7
50,700
Nucor Corp.
6,969,729
0.8
25,519,257
3.1
Real Estate : 5.6%
186,600
Boston Properties, Inc.
13,235,538
1.6
46,555  Extra Space Storage,
Inc.
7,102,431
0.9
170,980
Welltower, Inc.
26,247,140
3.1
46,585,109
5.6
Utilities : 4.6%
91,742
DTE Energy Co.
12,265,905
1.5
138,599
Duke Energy Corp.
16,283,997
1.9

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)
2
Voya Large Cap Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
122,161  Public Service
Enterprise Group, Inc.
$ 9,913,365
1.2
38,463,267
4.6
Total Common Stock
(Cost $672,858,555)
818,657,280
98.2
WARRANTS : —%
Information Technology : —%
2,377
(3)
Constellation Software,
Inc.
—
—
Total Warrants
(Cost $—)
—
—
Total Long-Term
Investments
(Cost $672,858,555)
818,657,280
98.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.6%
Repurchase Agreements : 0.0%
148,204
(4)
Bank of America
Securities, Inc.,
Repurchase
Agreement dated
02/28/2025, 4.360%,
due 03/03/2025
(Repurchase
Amount $148,257,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.500%, Market
Value plus accrued
interest $151,168, due
05/31/29-11/15/49)
148,204
0.0
Total Repurchase
Agreements
(Cost $148,204)
148,204
0.0
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 2.6%
21,406,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.290%
(Cost $21,406,000) $ 21,406,000 2.6
Total Short-Term
Investments
(Cost $21,554,204)
$ 21,554,204
2.6
Total Investments in
Securities
(Cost $694,412,759) $ 840,211,484 100.8
Liabilities in Excess
of Other Assets (6,490,453) (0.8)
Net Assets $ 833,721,031 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of February 28, 2025.

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)
3
Voya Large Cap Value Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2025
Asset Table
Investments, at fair value
Common Stock* $ 818,657,280 $ — $ — $ 818,657,280
Warrants — — — —
Short-Term Investments 21,406,000 148,204 — 21,554,204
Total Investments, at fair value $ 840,063,280 $ 148,204 $ — $ 840,211,484
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 157,455,001
Gross Unrealized Depreciation (11,656,276)
Net Unrealized Appreciation $ 145,798,725